Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11:  Income Taxes

The Company files income tax returns in the U.S. federal, state of Illinois and state of Indiana jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal and Illinois income tax examinations by tax authorities for years before 2008. During the years ended March 31, 2012 and 2011, the Company did not recognize expense for interest or penalties, related to uncertain tax positions.

The provision for income taxes includes these components:

	2012	2011
	(In thousands)
Taxes currently payable	$1,001	$895
Deferred income taxes	110	(194)

Income tax expense	$1,111	$701

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011
	(In thousands)
Computed at the statutory rate (34%)	$1,039	$713
Increase (decrease) resulting from
Tax exempt interest	(46)	(54)
State income taxes	189	18
Life insurance cash value	(18)	(18)
Other	(53)	42

Actual tax expense	$1,111	$701

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2012	2011
	(In thousands)
Deferred tax assets
Allowance for loan losses	$579	$445
Deferred compensation	208	200
Capital loss	76	76
Paid time off	108	80
Other	16	26

	987	827
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(509)	(546)
Depreciation	(532)	(378)
Mortgage servicing rights	(256)	(190)
Prepaid assets	(53)	(41)
Federal Home Loan Bank Stock dividend	(108)	(108)

	(1,458)	(1,263)
Net deferred tax liability before valuation allowance	(471)	(436)

Valuation Allowance
Beginning balance	(76)	(76)
Change during the period	—	—
Ending balance	(76)	(76)

Net deferred tax liability	$(547)	$(512)